SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT (Details) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Reserve Quantities [Line Items]
Sustaining capital expenditures incurred	$ 2,599	$ 2,931	$ 2,599	$ 2,931
Impairment loss	$ 752		752
San Pedro [Member]
Reserve Quantities [Line Items]
Impairment loss			752
San Pedro [Member] | Third Party [Member]
Reserve Quantities [Line Items]
Impairment loss			$ 525